Short-Term Debts	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

11. SHORT-TERM DEBTS

As of March 31, 2025 and September 30, 2024, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of March 31, 2025	As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/29/2023	12/25/2024	$-	$32,810
				$-	$32,810

11. SHORT-TERM DEBTS

As of September 30, 2024, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/19/2023	12/25/2024	$32,810
				$32,810

The short-term debts as of September 30, 2024 were primarily obtained from one bank with interest rate 1.55% per annum.

The interest expenses were $183, $543 and $506 for the years ended September 30, 2024, 2023 and 2022, respectively. The weighted average interest rate of short-term debt outstanding was 1.55% per annum as of September 30, 2024.